CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2022	Dec. 31, 2021
8.75% Series A Preferred Units [Member]
General Partners' Capital Account, Units Issued	7,089,325	7,089,325
General Partners' Capital Account, Units Outstanding	7,089,325	7,089,325
Common units public [Member]
General Partners' Capital Account, Units Issued	18,115,504	18,115,504
General Partners' Capital Account, Units Outstanding	18,115,504	18,115,504
Common Units Hegh LNG [Member]
General Partners' Capital Account, Units Issued	15,257,498	15,257,498
General Partners' Capital Account, Units Outstanding	15,257,498	15,257,498